OPERATING SEGMENT	12 Months Ended
Dec. 31, 2013
OPERATING SEGMENT
OPERATING SEGMENT

NOTE 17—OPERATING SEGMENT

        The Company reports information about operating segments in accordance with ASC 280-10, Segment Reporting, which requires financial information to be reported based on the way management organizes segments within a company for making operating decisions and evaluating performance. The Company has identified one reportable segment for its theatrical exhibition operations.

        Information about the Company's revenues from continuing operations and assets by geographic area is as follows:

Revenues (In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)

United States	$2,741,717	$808,378	$1,202,179	$2,507,562
Canada	1,214	809	885	2,814
Europe	6,497	2,305	3,008	11,601

Total revenues	$2,749,428	$811,492	$1,206,072	$2,521,977

Long-term assets, net (In thousands)	December 31, 2013	December 31, 2012
	(Successor)	(Successor)
United States	$4,204,490	$3,974,577
Canada	201	102
Europe	653	496

Total long-term assets(1)	$4,205,344	$3,975,175

(1)
Long-term assets are comprised of property, intangible assets, goodwill, deferred income tax assets and other long-term assets.